Shareholders' Equity (Details) - Isos Acquisition Corporation [Member] - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Mar. 05, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized		1,000,000		1,000,000	1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Warrants exercise price (in Dollars per share)				0.361
Business combination, description		In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any founder shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance including any transfer or reissuance of such shares) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination, and (z) the volume weighted average trading price of the Class A ordinary shares during the 10 trading day period starting on the trading day after the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $10.00 and the $18.00 per share redemption trigger prices described below under “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00” and “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Description of warrant redemption		Redemptions of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days› prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the last reported sales price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of the redemption to the warrant holders (the “Reference Value”).
Price per share (in Dollars per share)				$ 10
Founder shares forfeited				97,825
Converted basis percentage of common stock				20.00%
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Description of warrant redemption		Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days› prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table sets forth in the “Description of Securities — Warrants — Public Shareholders’ Warrants” section, based on the redemption date and the “fair market value” (as defined below) of the Class A ordinary shares;• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per public share (as adjusted per share subdivisions, share dividends, reorganizations, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		300,000,000		300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Warrants exercise price (in Dollars per share)		$ 0.361			$ 0.361
Ordinary shares, shares issued		0		0	0
Ordinary shares, shares outstanding		0		0	0
Ordinary shares subject to possible redemption		0		25,483,700	0
Ordinary shares, shares issued		0		0	0
Ordinary shares, shares outstanding		0		0	0
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrants exercise price (in Dollars per share)		$ 11.5			$ 11.5
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		20,000,000		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Voting rights, description		one vote for each Class B ordinary share		one vote for each Class B ordinary share
Common Stock, Shares, Outstanding		5,750,000			5,750,000
Consideration for shares		5,750,000			5,750,000
Shares are subject to forfeiture		750,000			750,000
Common stock issued and outstanding, percentage		20.00%
Stock dividend per share (in Dollars per share)			$ 0.125
Aggregate founder shares			6,468,750
Conversion percentage		20.00%
Ordinary shares, shares issued		6,468,750		6,370,925	6,468,750
Ordinary shares, shares outstanding		6,468,750		6,370,925	6,468,750
Over-allotment option to purchase units	2,983,700
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued						6,468,750
Ordinary shares, shares outstanding						6,468,750
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Offering costs (in Dollars)		$ 25,000			$ 25,000
Price per share (in Dollars per share)		$ 0.004			$ 0.004
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Shares subject to forfeiture			843,750